Financial Instruments, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments [Abstract]
Trading Symbol	DSX
Derivative, Inception Date	May 31, 2009
Derivative, Term of Contract	5 years
Types of Interest Rate Derivatives Used	zero cost collar agreement
Derivative, Floor Interest Rate	1.00%
Derivative, Cap Interest Rate	7.80%
Notional Amount of financial instrument	$ 100,000
Derivative, Maturity Date	May 27, 2014
Income / (loss) from derivative instruments	$ 0	$ 68	$ (118)
Unsecured Senior Notes [Member]
Financial Instruments [Abstract]
Trading Symbol	DSXN
Fair Value, Inputs, Level 1 [Member] | Unsecured Senior Notes [Member]
Financial Instruments [Abstract]
Notes Payable, Fair Value Disclosure	$ 48,146